Appreciation Portfolio
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.1%
Capital Goods — 4.8%
BAE Systems PLC, ADR	35,695	3,987,845
Deere & Co.	2,500	1,143,150
Eaton Corp. PLC	10,175	3,807,994
Otis Worldwide Corp.	7,530	688,468
		9,627,457
Commercial & Professional Services — 1.5%
Automatic Data Processing, Inc.	6,685	1,962,048
Verisk Analytics, Inc.	4,420	1,111,674
		3,073,722
Consumer Discretionary Distribution & Retail — 7.1%
Amazon.com, Inc.(a)	54,325	11,928,140
The Home Depot, Inc.	5,445	2,206,260
		14,134,400
Consumer Durables & Apparel — 2.5%
Hermes International SCA	750	1,834,159
LVMH Moet Hennessy Louis Vuitton SE	5,200	3,177,684
		5,011,843
Consumer Services — 2.9%
Marriott International, Inc., Cl. A	7,440	1,937,674
McDonald’s Corp.	12,570	3,819,897
		5,757,571
Energy — 3.9%
Chevron Corp.	25,170	3,908,649
EOG Resources, Inc.	7,855	880,703
Exxon Mobil Corp.	26,745	3,015,499
		7,804,851
Financial Services — 12.2%
BlackRock, Inc.	4,495	5,240,586
CME Group, Inc.	7,135	1,927,806
Intercontinental Exchange, Inc.	16,895	2,846,469
Mastercard, Inc., Cl. A	7,390	4,203,506
S&P Global, Inc.	8,580	4,175,972
Visa, Inc., Cl. A	17,520	5,980,977
		24,375,316
Food, Beverage & Tobacco — 2.5%
Philip Morris International, Inc.	18,375	2,980,425
The Coca-Cola Company	30,570	2,027,402
		5,007,827
Health Care Equipment & Services — 5.6%
Abbott Laboratories	22,655	3,034,411
Intuitive Surgical, Inc.(a)	8,965	4,009,417
UnitedHealth Group, Inc.	11,880	4,102,164
		11,145,992
Household & Personal Products — .9%
The Procter & Gamble Company	11,835	1,818,448
Insurance — 1.8%
The Progressive Corp.	14,810	3,657,329

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Materials — 1.2%
The Sherwin-Williams Company	6,835	2,366,687
Media & Entertainment — 10.0%
Alphabet, Inc., Cl. C	45,395	11,055,952
Meta Platforms, Inc., Cl. A	11,925	8,757,482
		19,813,434
Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
AstraZeneca PLC, ADR	32,500	2,493,400
Eli Lilly & Co.	3,150	2,403,450
Zoetis, Inc.	11,680	1,709,018
		6,605,868
Real Estate Management & Development — 1.1%
CoStar Group, Inc.(a)	25,505	2,151,857
Semiconductors & Semiconductor Equipment — 15.7%
ASML Holding NV	5,785	5,600,401
NVIDIA Corp.	87,125	16,255,782
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,180	5,356,782
Texas Instruments, Inc.	22,155	4,070,538
		31,283,503
Software & Services — 14.7%
Adobe, Inc.(a)	5,395	1,903,086
Gartner, Inc.(a)	3,335	876,671
Intuit, Inc.	8,080	5,517,913
Microsoft Corp.	33,475	17,338,376
ServiceNow, Inc.(a)	3,970	3,653,512
		29,289,558
Technology Hardware & Equipment — 5.8%
Apple, Inc.	45,035	11,467,262
Transportation — 1.6%
Canadian Pacific Kansas City Ltd.	23,930	1,782,546
Old Dominion Freight Line, Inc.	9,455	1,331,075
		3,113,621
Total Common Stocks (cost $81,575,730)		197,506,546

	1-Day Yield (%)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $1,753,571)	4.28	1,753,571	1,753,571
Total Investments (cost $83,329,301)		100.0%	199,260,117
Liabilities, Less Cash and Receivables		(.0%)	(26,746)
Net Assets		100.0%	199,233,371

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
Appreciation Portfolio
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	197,506,546	—	—	197,506,546
Investment Companies	1,753,571	—	—	1,753,571
	199,260,117	—	—	199,260,117

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At September 30, 2025, accumulated net unrealized appreciation on investments was $115,930,816, consisting of $117,229,516 gross unrealized appreciation and $1,298,700 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.